DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 49,920
Cost of revenue		11,912
Income Tax Provision
Gain from discontinued operations		$ 38,008